FUNDING DEBTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FUNDING DEBTS
Short-term Funding Debts	$ 675,739	¥ 4,646,041	¥ 10,525,134
Long-term Funding Debts	$ 22,964	157,887	166,629
Liabilities to Individual Investors - Juzi Licai
FUNDING DEBTS
Short-term Funding Debts		3,014,670	9,627,850
Long-term Funding Debts		81,168	157,321
Liabilities to other funding partners
FUNDING DEBTS
Short-term Funding Debts		1,631,371	897,284
Long-term Funding Debts		¥ 76,719	¥ 9,308